Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Property, Plant and Equipment, Net
14.	PROPERTY PLANT AND EQUIPMENT, NET

As at,	March 31, 2023	March 31, 2022

The carrying amount of:

Freehold land	$6.6	$6.1

Buildings	39.2	39.3

Machinery and equipment	691.7	605.5

Computer hardware	1.9	0.6

Right-of-use assets	3.4	3.4

Property under construction	338.5	118.8

	$1,081.3	$773.7

The following table presents the changes to the cost of the Company’s property, plant and equipment for the years ended March 31, 2023 and March 31, 2022:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2021	$6.1	$66.5	$828.1	$1.2	$1.9	$32.6	$936.4

Additions	-	-	3.3	-	-	164.6	167.9

Transfers	-	0.2	74.7	0.2	2.0	(77.1)	-

Disposals	-	(0.3)	(0.3)	-	-	-	(0.6)

Foreign exchange	-	(0.5)	(5.5)	-	0.1	(1.3)	(7.2)

Balance at March 31, 2022	$6.1	$65.9	$900.3	$1.4	$4.0	$118.8	$1,096.5

Additions	-	-	3.2	-	-	330.1	333.3

Transfers	-	1.6	121.6	1.5	-	(124.5)	0.2

Disposals	-	-	(0.1)	-	-	(0.1)	(0.2)

Foreign exchange	0.5	5.6	77.8	0.1	0.3	14.2	98.5

Balance at March 31, 2023	$6.6	$73.1	$1,102.8	$3.0	$4.3	$338.5	$1,528.3

The following table presents the changes to accumulated depreciation on the Company’s property, plant and equipment for the years ended March 31, 2023 and March 31, 2022:

Accumulated Depreciation:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2021	$-	$21.9	$213.5	$0.6	$0.4	$-	$236.5

Depreciation expense	-	4.7	82.6	0.2	0.2	-	87.7

Disposals	-	-	0.3	-	-	-	0.3

Foreign exchange	-	-	(1.6)	-	-	-	(1.7)

Balance at March 31, 2022	$-	$26.6	$294.8	$0.8	$0.6	$-	$322.8

Depreciation expense	-	5.0	89.6	0.3	0.3	-	95.2

Disposals	-	-	0.1	-	-	-	0.1

Foreign exchange	-	2.3	26.6	-	-	-	28.9

Balance at March 31, 2023	$-	$33.9	$411.1	$1.1	$0.9	$-	$447.0

Acquisitions and disposals
During the year ended March 31, 2023, property, plant and equipment were acquired at an aggregate net cost of $333.3 million (March 31, 2022 – $167.9 million); comprised of property, plant and equipment acquired with a total cost of $372.0 million (March 31, 2022 - $172.1 million), against which the Company recognized benefits totaling $38.5 million (March 31, 2022 - $4.2 million) in respect of the governmental loans and the governmental grant discussed in Note 1
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At March 31, 2023, property under construction includes prepaid progress payments of $188.7 million for the transition from blast furnace steel production to electric arc furnace (“EAF”) (March 31, 2022 – $46.9 million). As at March 31, 2023, property under construction is largely comprised of the EAF and plate mill modernization projects with cumulative net additions/transfers totaling $
267.1
million (March 31, 2022 - $
51.4
million) and $26.2 million (March 31, 2022 - $33.7 million), respectively. Since inception for the plate mill modernization, there has been $72.1 million in additions and $45.9 million transferred into service for completion of Phase 1.

Further, at March 31, 2023, there was $41.4 million pertaining to the plate mill modernization project included in prepaid expenses and deposits.
Depreciation of property, plant and equipment
Depreciation of property, plant and equipment for the year ended March 31, 2023 was $
95.2 million (March 31, 2022 - $87.7 million).
Depreciation
included in inventories at March 31, 2023, amounted to $9.7 million (March 31, 2022 - $7.9 million).
Government Funding Agreements
On November 30, 2018, the Company, together with the governments of Canada and Ontario entered into agreements totaling up to $120.0 million of modernization and expansion related capital expenditure support from the governments of Canada and Ontario. Additionally, on March 29, 2019, the Company, together with the government of Canada entered into an agreement totaling up to $30.0 million of modernization and expansion related capital expenditure support from the government of Canada. On September 20, 2021, the Company, together with the government of Canada entered into an agreement for support up to $420 million related to the transition from blast furnace steel production to electric arc furnace (“EAF”). The $
420 million of financial support consists of (i) a loan of up to $200 million from the Innovation Science and Economic Development Canada’s Strategic Innovation Fund (“SIF”) and (ii) a loan of up to $220 million from the Canada Infrastructure Bank (“CIB”). Each of these agreements are discussed below and additional disclosures are located in Note 1
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